UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2008

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$ 69,293

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      577     4403 SH       SOLE                     4403
3M COMPANY                     COM              88579y101     2339    29550 SH       SOLE                    29550
ABBOTT LABORATORIES            COM              002824100     2280    41347 SH       SOLE                    41347
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1520    16525 SH       SOLE                    16525
ALLEGHENY ENERGY INC COM       COM              017361106     1101    21800 SH       SOLE                    21800
AMERICAN EXPRESS CO.           COM              025816109      624    14262 SH       SOLE                    14262
ANADARKO PETROLEUM CORP.       COM              032511107     3745    59420 SH       SOLE                    59420
ASML HOLDING NV                COM              N07059186     2053    82734 SH       SOLE                    82734
BANK OF AMERICA CORP.          COM              060505104      213     5608 SH       SOLE                     5608
BERKSHIRE HATHAWAY CL B        COM              084670207     4392      982 SH       SOLE                      982
BIOMED REALTY TRUST INC.       COM              09063h107      754    31560 SH       SOLE                    31560
BP PLC SPON ADR                COM              055622104      928    15302 SH       SOLE                    15302
CATERPILLAR INC.               COM              149123101     2836    36225 SH       SOLE                    36225
CHEVRON CORPORATION            COM              166764100      276     3235 SH       SOLE                     3235
CISCO SYSTEMS, INC.            COM              17275R102     1848    76712 SH       SOLE                    76712
COCA COLA CO.                  COM              191216100      241     3963 SH       SOLE                     3963
DUKE REALTY CORP NEW           COM              264411505     1545    67725 SH       SOLE                    67725
EMERSON ELECTRIC CO.           COM              291011104     2293    44559 SH       SOLE                    44559
EXXON MOBIL CORP.              COM              30231G102     3721    43990 SH       SOLE                    43990
GENERAL ELECTRIC CO.           COM              369604103     3872   104619 SH       SOLE                   104619
GOOGLE INC. CL A               COM              38259P508      322      730 SH       SOLE                      730
INTERNATIONAL BUSINESS MACHINE COM              459200101      205     1784 SH       SOLE                     1784
JOHNSON & JOHNSON              COM              478160104     2910    44863 SH       SOLE                    44863
MEDTRONIC INC.                 COM              585055106     2772    57310 SH       SOLE                    57310
MICROSOFT CORP.                COM              594918104      462    16290 SH       SOLE                    16290
MSCI EMERGING MKTS INDEX FUND  COM              464287234     2739    20379 SH       SOLE                    20379
NESTLE SPON ADR REPSTG REG SH  COM              641069406      411     3286 SH       SOLE                     3286
PEPSICO INC.                   COM              713448108     2659    36824 SH       SOLE                    36824
PLUM CREEK TIMBER CO. INC.     COM              729251108     3342    82105 SH       SOLE                    82105
PROCTOR GAMBLE CO.             COM              742718109     3391    48392 SH       SOLE                    48392
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      879    12747 SH       SOLE                    12747
SYSCO CORPORATION              COM              871829107     1503    51787 SH       SOLE                    51787
VANGUARD EUROPEAN              COM              922042874     3519    51153 SH       SOLE                    51153
VANGUARD PACIFIC               COM              922042866     3277    53140 SH       SOLE                    53140
WALGREEN COMPANY               COM              931422109     2090    54863 SH       SOLE                    54863
WRIGLEY WILLIAM JUNIOR CO.     COM              982526105      238     3795 SH       SOLE                     3795
ZIMMER HOLDINGS, INC.          COM              98956p102     1416    18184 SH       SOLE                    18184